INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 800	$ 0
Assets acquired through business combinations	[1]	123,339
Ending balance		153,953	800
Intangible assets other than goodwill | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		0	0
Assets acquired through business combinations	[1]	(2,159)
Ending balance		(3,128)	0
Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		800	0
Assets acquired through business combinations	[1]	87,897
Ending balance		88,697	800
Management Contracts | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		0	0
Assets acquired through business combinations	[1]	37,601
Ending balance		68,384	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		2,191	2,191
Assets acquired through business combinations	[1]	29,925
Ending balance		32,116	2,191
MMRC | Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill			800
MMRC | Intangible assets other than goodwill | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill			0
MMRC | Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill			800
MMRC | Management Contracts | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill			$ 0
SSBP | Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[2]	4,163
SSBP | Intangible assets other than goodwill | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[2]	(114)
SSBP | Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[2]	0
SSBP | Management Contracts | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[2]	4,277
Greenleaf | Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[3]	22,488
Greenleaf | Intangible assets other than goodwill | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[3]	784
Greenleaf | Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[3]	0
Greenleaf | Management Contracts | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[3]	23,272
NorCal | Intangible assets other than goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[4]	3,163
NorCal | Intangible assets other than goodwill | Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[4]	(71)
NorCal | Licenses | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[4]	0
NorCal | Management Contracts | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions other than through business combinations, intangible assets other than goodwill	[4]	$ 3,234

[1]	The Company obtained several intangible assets in connection with various business acquisitions. Refer to Note 4 for further details.
[2]	On May 4, 2018, the Company obtained a management contract with a useful life of 20 years through acquisition of SSBP, a management company located in Massachusetts, for a total consideration of $4,277, which included: (i) $416 in cash, (ii) $2,056 in seller’s notes and (iii) $1,805 in Class D membership units (291 units). The Company determined the purchase did not qualify as a business combination as SSBP was not operational at the time of purchase.
[3]	The Company entered into management contracts with Greenleaf Apothecaries, LLC to operate five dispensaries, Greenleaf Therapeutics, LLC to operate a processing facility and Greenleaf Gardens, LLC to operate a cultivation facility (together “Greenleaf”) on July 2, August 8, and December 20, 2018, respectively. The useful lives of the management contracts are 10 years. The Company paid total consideration of $23,272, which included: (i) $8,245 in cash, (ii) $5,494 in Class D units (886 units), (iii) $6,095 in seller’s notes and (iv) $3,438 in Subordinate Voting Shares (269 shares, which was recorded in Other equity transactions under Share Reserve in the Consolidated Statements of Shareholders’ Equity). As part of this arrangement, the Company also issued a $16,000 secured line of credit for use in the build-out of the managed facilities (refer to Note 7 for further details). $2,750 of cash consideration is recorded in Other current liabilities on the Consolidated Statements of Financial Position.
[4]	On July 30, 2018, the Company entered into a definitive agreement to obtain a management contract with a 7 year useful life by acquiring the remaining 55% ownership interest in NorCal. The Company paid total consideration of $7,409, which included: (i) $534 in cash, (ii) $3,446 in Class D units (556 units), (iii) $86 forgiveness of a loan receivable (see Note 7 for further detail) and (iv) $3,343 fair value of previously held interest. The Company also acquired a promissory note receivable due from the managed entity of $4,175 (see Note 7 for further detail).